Note 14 - Employee Incentive Schemes - Share Based Arrangements (Details) - Performance Shares [Member]	Nov. 22, 2022 $ / shares	Oct. 22, 2022 $ / shares	Dec. 21, 2021 $ / shares	Aug. 21, 2021 $ / shares	Feb. 21, 2021 $ / shares	Aug. 21, 2021 $ / shares
Exercise Price (A$) (in dollars per share)	$ 0	$ 0	$ 0		$ 0	$ 0
Share Price at Grant Date (A$) (in dollars per share) | (per share)	0.25	0.25	0.81	$ 0.77	0.41
Share Price at Grant Date (A$) (in AUD per Share) | (per share)	$ 0.25	$ 0.25	$ 0.81	$ 0.77	$ 0.41
Volatility	67.00%	66.00%	63.00%	64.00%	63.00%
Maximum Life (years) (Year)	1 year 2 months 8 days	2 years 5 months 19 days	1 year 25 days	3 years 7 months 6 days	11 months 1 day
Risk-Free Interest rate	3.16%	3.19%	0.57%	0.12%	0.25%
Fair Value (A$) (in dollars per share) | (per share)	$ 0.25	$ 0.25	$ 0.81	$ 0.77	$ 0.39
Fair Value (A$) (in AUD per Share) | (per share)	$ 0.25	$ 0.25	$ 0.81	$ 0.77	$ 0.39